SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($)			12 Months Ended
	Oct. 21, 2016	Mar. 18, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			10.00%
Remaining shares available for grant			66,681,053
Expected dividend yield			2.04%	2.00%	1.00%
Expected stock price volatility			40.17%	47.94%	46.08%
Risk-free interest rate			2.62%	2.09%	1.47%
Expected term (years)			5 years 6 months 21 days	6 years 1 month 6 days	5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable		3 years
Number of Share Options, Granted		4,572,234
Weighted-Average Exercise Price per Share, Granted		$ 5.7567
Incremental share based compensation		$ 689,000
Expected dividend yield		1.00%
Expected stock price volatility		45.80%
Risk-free interest rate		1.31%
Expected term (years)		5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member] | American Depository Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price per Share, Granted		$ 17.27
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 18,015,000
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			5,461,929
Weighted-Average Exercise Price per Share, Granted			$ 9.25
Period of recognition of unrecognized compensation cost			1 year 10 months 6 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost			1 year 9 months 29 days
Unrecognized compensation cost			$ 19,445,000
Number of restricted share, Granted			1,879,176
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued			10 years
Maximum aggregate number of ordinary shares that can be issued			442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval			5.00%
Remaining shares available for grant			151,992,134
Expected dividend yield			0.00%	0.00%
Expected stock price volatility			45.00%	45.00%
Risk-free interest rate			5.69%	4.47%
Expected term (years)			5 years 7 months 6 days	5 years 10 months 24 days
MRP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
Incremental share based compensation	$ 883,000
Number of shares options, forfeited	96,593,629
Percentage of eligible options tendered by employee for stock option exchange program	99.20%
Number of restricted share, Granted	43,700,116
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost			$ 374,000
Expiration term of ordinary share options granted			10 years
Number of Share Options, Granted			2,158,552		0
Weighted-Average Exercise Price per Share, Granted			$ 0.15
Period of recognition of unrecognized compensation cost			1 year 9 months
MRP Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
MRP Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost			1 year 9 months 21 days
Unrecognized compensation cost			$ 1,361,000
Number of restricted share, Granted			6,482,482		0
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			2 years
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable			3 years